Accrued Expenses and Other Payables - Components of Accrued Expenses and Other Payables (Detail) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Payables and Accruals [Abstract]
VAT, business tax and surcharges payable			$ 743	4,496	7,296
Payroll and welfare payable			16,594	100,454	53,405
Accrued rebates			30,074	182,057	121,968
Accrued overhead expenses			208	1,262	2,183
Professional service fees			3,785	22,912	16,876
Others			2,133	12,913	11,480
Accrued expenses and other payables	$ 65,800	403,879	$ 53,537	324,094	213,208